DocumentAndEntityInformation	Nov. 11, 2026
Document Information Line Items
Entity Central Index Key	0001378950
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	CARPARTS.COM, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33264
Entity Tax Identification Number	68-0623433
Entity Address, Address Line One	4910 Airport Plaza Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Long Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90815
City Area Code	424
Local Phone Number	702-1455
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	PRTS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false